PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund Expense Example - PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund - PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund
Jun. 30, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 85
Expense Example, with Redemption, 3 Years	265
Expense Example, with Redemption, 5 Years	460
Expense Example, with Redemption, 10 Years	$ 1,025